Related Party Transactions (Details Narrative) (10-K)																	3 Months Ended		12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	May 31, 2019 USD ($) $ / shares shares	May 02, 2019 USD ($)	Feb. 13, 2019 USD ($) $ / shares shares	Jan. 10, 2019 USD ($)	Oct. 18, 2018 shares	Sep. 21, 2018 USD ($)	Jun. 21, 2018 USD ($)	Feb. 15, 2018 USD ($) $ / shares shares	Feb. 13, 2018 USD ($) $ / shares shares	Feb. 08, 2018 USD ($)	Jan. 04, 2018 USD ($) $ / shares shares	Jul. 01, 2017 $ / shares shares	Dec. 16, 2016 USD ($) $ / shares shares	Nov. 02, 2016 USD ($) $ / shares	Sep. 06, 2016 USD ($) d	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Sep. 06, 2017 USD ($) d	Apr. 30, 2019 shares	Dec. 31, 2017 USD ($)	Jun. 15, 2017 USD ($)
Due to chairman																							$ 5,000
Debt conversion of convertible debt shares | shares																	8,125,000
Debt conversion of convertible debt																				$ 171,635
Debt instrument, principal amount	$ 371,785																$ 491,285		371,785
Debt instrument, conversion amount																				$ 171,635
Debt instrument, number of shares converted | shares																	8,125,000
Increase in authorized common shares | shares	2,000,000,000																2,000,000,000		2,000,000,000	2,000,000,000		2,000,000,000
Shares issued during period share based compensation | shares									9,200,000
Share price | $ / shares									$ 0.0053
Shares issued during period share based compensation, value									$ 48,760											$ 262,000
Common stock, shares par value | $ / shares	$ 0.001																$ 0.001		$ 0.001	$ 0.001
One-Year Convertible Note Payable [Member]
Convertible note payable																$ 87,500					$ 87,500
Debt instrument, interest rate																12.00%					12.00%
Debt conversion percentage																55.00%					55.00%
Debt trading days | d																20					20
Debt conversion of convertible debt shares | shares												2,300,000		1,200,000
Debt conversion price per share | $ / shares												$ 0.002192		$ 0.0031
Debt conversion of convertible debt												$ 5,042		$ 3,696
Debt instrument, conversion amount												$ 5,042		$ 3,696
Debt instrument, number of shares converted | shares												2,300,000		1,200,000
Convertible Notes [Member]
Debt instrument, interest rate															10.00%
Debt conversion percentage															10.00%
Debt conversion price per share | $ / shares															$ 0.005
Repayments of convertible debt															$ 84,000
MGWI Note [Member]
Debt instrument, interest rate											12.00%
Debt instrument, principal amount											$ 153,123
Debt instrument, maturity date											Apr. 25, 2018
Debt instrument, conversion feature											The MGWI Note is convertible into shares of the Corporation's common stock at the lower of: (i) a 40% discount to the lowest trading price during the previous twenty (20) trading days to the date of a Conversion Notice; or (ii) 0.003. As a result of the closing of the transactions contemplated by the Stock Purchase Agreement and Convertible Note Purchase Agreement, the MGWI Note must be redeemed by the Corporation in an amount that will permit CVL and MGWI and their affiliates to hold 65% of the issued and outstanding Common Stock of the Corporation on a fully diluted basis.								At December 31, 2019 the holder of this note beneficially owned 70% of the company and this note is not convertible if the holder holds more than 9.99%, as a result, we did not recognize a derivative liability or a beneficial conversion feature.	At December 31, 2018 the holder of this note beneficially owned 70% of the company and this note is not convertible if the holder holds more than 9.99%, as a result, we did not recognize a derivative liability or a beneficial conversion feature.
Equity method investment, ownership percentage	70.00%																		70.00%	70.00%
Employment Agreement [Member] | Mr. Bennett [Member]
Annual salary			$ 175,000
Corporation and Confections Ventures Limited [Member] | Convertible Note Purchase Agreement [Member]
Debt instrument, interest rate										10.00%
Debt conversion price per share | $ / shares										$ 0.003
Debt instrument, maturity date										Feb. 13, 2020
Corporation and Confections Ventures Limited [Member] | Convertible Note Purchase Agreement [Member] | CVL Note [Member]
Debt instrument, interest rate										10.00%
Debt conversion price per share | $ / shares										$ 0.003
Debt instrument, principal amount										$ 939,500
Debt instrument, maturity date										Feb. 13, 2020
Debt instrument, beneficial conversion feature										$ 532,383
Increase in authorized common shares | shares										2,000,000,000
Mgw Investments [Member] | Convertible Note Purchase Agreement [Member] | CVL Note [Member]
Debt conversion of convertible debt shares | shares										800,000,000
Debt conversion of convertible debt										$ 939,500
Debt instrument, conversion amount										$ 939,500
Debt instrument, number of shares converted | shares										800,000,000
JSJ Investments [Member] | MGWI Note [Member]
Debt instrument, interest rate											12.00%
Debt instrument, principal amount											$ 103,000
Debt instrument, maturity date											Apr. 25, 2018
MGW Investment I Limited [Member]
Outstanding balance advance amount	$ 169,950																$ 227,950
MGW Investment I Limited [Member] | Promissory Note [Member]
Debt instrument, interest rate								8.00%
Debt instrument, principal amount								$ 250,000
Debt instrument, maturity date							Sep. 21, 2019	Sep. 21, 2019
MGW Investment I Limited [Member] | Promissory Note Two [Member]
Debt instrument, interest rate							8.00%
Debt instrument, principal amount							$ 100,000
Debt instrument, maturity date							Sep. 21, 2019
MGW Investment I Limited [Member] | Promissory Note Three [Member]
Debt instrument, interest rate					8.00%
Debt instrument, principal amount					$ 25,000
Debt instrument, maturity date					Jan. 10, 2020
MGW Investment I Limited [Member] | Subscription Agreement [Member]
Number of shares sold | shares		168,000,000
Number of shares sold, value		$ 1,999,200
Sale of stock price per share | $ / shares		$ 0.0119
Common stock, shares par value | $ / shares		0.001
Warrants, exercise price | $ / shares		$ 0.04
Board of Directors Chairman [Member]
Due to chairman																								$ 5,000
Five Board of Directors [Member]
Number of shares granted | shares													150,000
Weighted average exercise price, granted | $ / shares													$ 0.03
Six Non-Employee Members [Member]
Number of shares granted | shares													300,000
Weighted average exercise price, granted | $ / shares													$ 0.03
Kambiz Mahdi [member] | One Year Employment Agreement [Member]
Shares issued during period share based compensation | shares				20,000,000		20,000,000
Share price | $ / shares				$ 0.0131
Shares issued during period share based compensation, value				$ 262,000